UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

 James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
  (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2017

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

Great Lakes Bond Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Description	Par	Value
CORPORATE BONDS - 51.6%
Consumer Discretionary - 6.4%
Brunswick Corp.
7.375%, 09/01/2023	$150,000	$172,125
Discovery Communications
4.900%, 03/11/2026	1,000,000	1,054,926
Kohl's Corp.
4.000%, 11/01/2021	1,000,000	1,049,804
Lamar Media Corp.
5.000%, 05/01/2023	400,000	414,000
Lear Corp.
5.375%, 03/15/2024	746,000	784,232
Lennar Corp.
4.750%, 05/30/2025	400,000	392,000
Macy's Retail Holdings, Inc.
2.875%, 02/15/2023	1,135,000	1,081,670
Pulte Group, Inc.
6.375%, 05/15/2033	200,000	200,500
Service Corp. International
7.500%, 04/01/2027	400,000	466,000
Under Armour, Inc.
3.250%, 06/15/2026	411,000	388,937
Walt Disney Co.
3.150%, 09/17/2025	693,000	703,672
		6,707,866
Consumer Staples - 3.9%
Anheuser-Busch InBev
3.650%, 02/01/2026	1,100,000	1,118,806
Diageo Capital plc
2.625%, 04/29/2023	1,000,000	989,462
Grupo Bimbo SAB de CV
4.875%, 06/27/2044 (a)	200,000	181,565
HJ Heinz Co.
6.375%, 07/15/2028	175,000	206,189
PepsiCo, Inc.
2.750%, 04/30/2025	1,000,000	980,877
Sysco Corp.
2.600%, 06/12/2022	240,000	236,580
TreeHouse Foods, Inc.
4.875%, 03/15/2022	400,000	412,000
		4,125,479
Energy - 6.3%
ConocoPhillips Co.
1.050%, 12/15/2017	2,487,000	2,474,858
Kinder Morgan, Inc.
5.300%, 12/01/2034	670,000	681,876

Marathon Oil Corp.
6.000%, 10/01/2017	1,074,000	1,106,289
Petroleos Mexicanos
6.375%, 01/23/2045	1,200,000	1,098,000
Schlumberger Investment
2.400%, 08/01/2022 (a)	1,000,000	982,456
Sinopec Group Overseas Development 2015
2.500%, 04/28/2020 (a)	300,000	298,247
		6,641,726
Financials - 18.0%
Affiliated Managers Group
3.500%, 08/01/2025	260,000	245,770
Ally Financial, Inc.
5.125%, 09/30/2024	400,000	408,000
American Express Co.
1.550%, 05/22/2018	400,000	399,359
Bank of America Corp.
4.000%, 04/01/2024	1,000,000	1,032,955
Bank of Tokyo Mitsubishi
1.650%, 02/26/2018 (a)	100,000	99,797
Carlyle Holdings II Finance
5.625%, 03/30/2043 (a)	421,000	417,971
Citigroup, Inc.
1.350%, 03/10/2017	510,000	510,131
4.500%, 01/14/2022	680,000	725,816
Corporate Office Properties LP
3.700%, 06/15/2021	300,000	306,501
Credit Suisse New York
1.375%, 05/26/2017	300,000	300,087
Daimler Finance North America, LLC
1.650%, 03/02/2018 (a)	250,000	249,717
Federal Realty Investment Trust
4.500%, 12/01/2044	355,000	360,190
Fifth Third Bank
1.450%, 02/28/2018	450,000	449,051
General Electric Capital Corp.
5.875%, 01/14/2038	500,000	630,499
Goldman Sachs Group, Inc.
5.250%, 07/27/2021	697,000	764,684
5.750%, 01/24/2022	1,070,000	1,204,242
HCP, Inc.
2.625%, 02/01/2020	283,000	283,570
5.375%, 02/01/2021	622,000	680,065
Huntington National Bank
2.200%, 04/01/2019	350,000	350,491
ING Bank
3.750%, 03/07/2017 (a)	150,000	150,638
JPMorgan Chase & Co.
2.250%, 01/23/2020	1,080,000	1,077,931
Macquarie Bank Ltd
2.400%, 01/21/2020 (a)	250,000	247,853

Manufacturers & Traders Trust Co.
1.571%, 12/01/2021 ^	1,151,000	1,132,296
Met Life Global Funding I
3.000%, 01/10/2023 (a)	200,000	201,035
Mitsubishi UFJ Trust & Bank
1.600%, 10/16/2017 (a)	250,000	249,819
Morgan Stanley
5.500%, 07/24/2020	750,000	822,073
New York Life Global Funding
2.150%, 06/18/2019 (a)	200,000	201,108
Nippon Life Insurance Co.
5.100%, 10/16/2044 ^ (a)	250,000	258,750
Post Apartment Homes LP
3.375%, 12/01/2022	175,000	174,255
Reliance Standard Life II
2.375%, 05/04/2020 (a)	520,000	514,385
S&P Global, Inc.
4.400%, 02/15/2026	338,000	358,213
State Street Corp.
2.550%, 08/18/2020	555,000	560,889
Sumitomo Mitsui Banking Corp.
3.000%, 01/18/2023	200,000	198,152
Symetra Financial Corp.
4.250%, 07/15/2024	250,000	247,426
Synovus Financial Corp.
7.875%, 02/15/2019	400,000	440,500
UBS
2.375%, 08/14/2019	500,000	502,613
Wells Fargo & Co.
4.125%, 08/15/2023	1,000,000	1,035,615
2.117%, 10/31/2023 ^	1,000,000	1,013,171
		18,805,618
Health Care - 4.7%
AbbVie, Inc.
3.600%, 05/14/2025	1,250,000	1,240,327
Aetna, Inc.
2.750%, 11/15/2022	755,000	742,705
Agilent Technologies, Inc.
3.200%, 10/01/2022	470,000	471,522
Biogen, Inc.
4.050%, 09/15/2025	1,110,000	1,144,855
Eli Lilly & Co.
2.750%, 06/01/2025	665,000	648,964
Tenet Healthcare Corp.
4.750%, 06/01/2020	300,000	304,500
UnitedHealth Group, Inc.
1.330%, 01/17/2017 ^	338,000	338,060
		4,890,933
Industrials - 4.2%
ADT Corp.
4.125%, 06/15/2023	550,000	528,000

Burlington Northern Santa Fe
4.450%, 03/15/2043	700,000	735,308
Eaton Corp.
4.000%, 11/02/2032	762,000	753,390
Owens Corning
3.400%, 08/15/2026	523,000	497,819
Rolls-Royce plc
2.375%, 10/14/2020 (a)	342,000	339,306
Stanley Black & Decker, Inc.
3.400%, 12/01/2021	450,000	464,817
US Airways Group, Inc.
6.125%, 06/01/2018	200,000	209,250
Valmont Industries, Inc.
5.000%, 10/01/2044	1,000,000	884,294
		4,412,184
Information Technology - 1.5%
Amkor Technology, Inc.
6.375%, 10/01/2022	181,000	189,371
Hewlett Packard Enterprise Co.
2.850%, 10/05/2018 (a)	335,000	338,384
Oracle Corp.
2.500%, 10/15/2022	1,000,000	990,090
		1,517,845
Materials - 1.5%
Ashland, Inc.
3.875%, 04/15/2018	400,000	412,000
Dow Chemical Co.
3.000%, 11/15/2022	1,000,000	1,001,792
Sociedad Quimica Y Minera
4.375%, 01/28/2025 (a)	200,000	194,500
		1,608,292
Real Estate - 0.8%
Kimco Realty Corp. - REIT
3.125%, 06/01/2023	343,000	340,075
2.800%, 10/01/2026	500,000	465,854
		805,929
Telecommunication Services - 2.3%
AT&T, Inc.
2.625%, 12/01/2022	950,000	912,110
CCO Holdings LLC
5.750%, 01/15/2024	500,000	523,750
Verizon Communications
3.850%, 11/01/2042	1,100,000	956,886
		2,392,746
Utilities - 2.0%
American Electric Power Co., Inc.
2.950%, 12/15/2022	285,000	287,182
Colbun
4.500%, 07/10/2024 (a)	200,000	202,447
Pacific Gas & Electric Co.
3.250%, 06/15/2023	602,000	615,031

Public Service Enterprise Group Power LLC
3.000%, 06/15/2021	1,000,000	1,004,091
		2,108,751
Total Corporate Bonds
(Cost $54,515,609)		54,017,369

MUNICIPAL BONDS - 27.6%
Butler County, Pennsylvania General Authority Revenue
0.720%, 08/01/2027 - AGM Insured ^	3,500,000	3,500,000
Cape Girardeau County, Missouri School District 2
4.000%, 04/01/2026 - BAM Insured	500,000	532,675
Chesterfield County, Virginia Industrial Development Authority
0.770%, 08/01/2024 ^	2,900,000	2,900,000
Chicago, Illinois Board of Education
Series B
5.000%, 12/01/2018 - AMBAC Insured	400,000	407,476
Chicago, Illinois O'Hare International Airport Revenue
Series C
5.000%, 01/01/2033	1,225,000	1,370,677
Chicago, Illinois Wastewater Transmission Revenue
5.180%, 01/01/2027	1,000,000	1,031,220
Cook County, Illinois
Series B
4.940%, 11/15/2023 - BAM Insured	500,000	535,250
Detroit, Michigan Water Supply System Revenue
Series B
5.500%, 07/01/2035 - BHAC, FGIC Insured	185,000	196,562
Fort Bend County, Texas Municipal Utility District #25
4.000%, 10/01/2025 - BAM Insured	250,000	270,202
Harris County, Texas Municipal Utility District #165
5.000%, 03/01/2030 - BAM Insured	335,000	377,203
Horatio, Arkansas School District #55
4.750%, 08/01/2024	150,000	150,044
Illinois Sports Facilities Authority
5.000%, 06/15/2022	175,000	186,034
Illinois State Educational Facilities Authority
Series A
0.750%, 06/01/2033 (LOC: BMO Harris Bank) ^	3,000,000	3,000,000
Johnson City, Tennessee Health & Educational Facilities Board Hospital Revenue
Series 2000 B
5.125%, 07/01/2025 - NATL Insured	135,000	135,281
Kankakee, Illinois
4.000%, 01/01/2025	250,000	259,175
Kankakee, Illinois Sewer Revenue
4.000%, 05/01/2027 - AGM Insured	350,000	370,304
Macon & DeWitt Counties Illinois Community United School District #2
4.500%, 10/01/2020 - AGM Insured	545,000	581,248
Maine Housing Authority Mortgage Revenue
Series A1
3.050%, 11/15/2025	250,000	248,648
Marshall, Michigan Public School District
4.000%, 11/01/2027 - QSBLF Insured	260,000	278,223

Minnesota Housing Finance Agency
Series C
3.200%, 01/01/2025 - FHLMC, FNMA, GNMA Insured	210,000	210,626
New Haven, Michigan Community School District
5.000%, 05/01/2026 - QSBLF Insured	1,000,000	1,164,080
New Jersey Transportation Trust Fund Authority
Series D
5.000%, 12/15/2023	1,040,000	1,097,335
4.000%, 06/15/2024	1,000,000	992,350
New York State Housing Finance Agency
Series B
3.950%, 11/01/2034 - FHLMC, FNMA, GNMA Insured	500,000	509,090
Niagara, New York Frontier Transportation Authority
Series A
5.000%, 04/01/2023	250,000	280,438
Oak Creek, Wisconsin
Series A
4.000%, 06/01/2026	300,000	330,333
Ohio Housing Finance Agency
Series 1
2.650%, 11/01/2041	940,000	905,464
Ohio State Water Development Authority
Series C
4.000%, 06/01/2033 - GTY ^	145,000	62,779
Pittsburgh & Allegheny County, Pennsylvania Sports & Exhibition Authority
Series B
0.800%, 11/01/2039 - AGM Insured ^	5,000,000	5,000,000
Puerto Rico Public Finance Corp.
6.000%, 08/01/2026 - AGC Insured	1,000,000	1,252,720
South Lyon, Michigan Community Schools
5.000%, 05/01/2026	360,000	421,351
Tennessee Housing Development Agency Revenue
Series 1A
4.000%, 07/01/2039	265,000	276,954
Total Municipal Bonds
(Cost $29,045,359)		28,833,742

COMMERCIAL MORTGAGE-BACKED SECURITIES - 9.9%
Bank of America Commercial Mortgage Trust
Series 2007-4, Class AM
5.813%, 02/10/2051 ^	256,000	260,754
Series 2008-1, Class AM
6.270%, 02/10/2051 ^	250,000	259,820
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A4
4.023%, 03/12/2047	500,000	532,664
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 09/12/2047	750,000	785,115
CS First Boston Commercial Mortgage Trust
Series 2003-29, Class 2A3
5.500%, 12/25/2033	68,320	69,943

Greenpoint Mortgage
Series 2003-1, Class A1
3.289%, 10/25/2033 ^	266,971	263,774
GS Mortgage Securities Trust
Series 2006-GG8, Class AM
5.591%, 11/10/2039	33,238	33,223
Series 2011-GC5, Class A4
3.707%, 08/10/2044	569,000	601,116
Series 2007-GG10, Class A4
5.794%, 08/10/2045 ^	248,872	250,727
Series 2014-GC18, Class A4
4.074%, 01/10/2047	500,000	533,484
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class A4
3.144%, 06/15/2049	500,000	499,504
Master Asset Securitization Trust
Series 2003-4, Class 1A1
5.750%, 05/25/2033	256,359	264,702
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C22, Class A4
3.306%, 04/17/2048	500,000	505,029
Series 2015-C25, Class A4
3.372%, 10/15/2048	750,000	756,508
Morgan Stanley Capital I Trust
Series 2007-T27, Class AM
5.642%, 06/11/2042 ^	150,000	152,930
Series 2016-UB11, Class A4
2.782%, 08/15/2049	1,000,000	967,474
Morgan Stanley Mortgage Trust
Series 35
1.151%, 05/20/2021 ^	7,615	7,633
Residential Funding Mortgage Security I
Series 2004-S3, Class A1
4.750%, 03/25/2019	51,281	51,304
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class AJ
5.483%, 08/15/2039 ^	24,763	25,051
UBS - Barclays Commercial Mortgage Trust
Series 2012-C3, Class A4
3.091%, 08/10/2049	500,000	512,632
Wells Fargo Commercial Mortgage Trust
Series 2016-LC25, Class A4
3.640%, 11/15/2026	1,000,000	1,024,583
Series 2016-C35, Class A4
2.931%, 07/15/2048	1,000,000	975,093
Series 2016-NXS6, Class A4
2.918%, 11/18/2049	1,000,000	968,157
Total Commercial Mortgage-Backed Securities
(Cost $10,527,443)		10,301,220

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 5.4%
Federal Home Loan Mortgage Association
Series 293, Class IO
4.000%, 11/15/2032, #S50007 (b)	1,161,312	196,263
Series 3293, Class MP
5.500%, 03/15/2037	121,907	137,061
Federal Home Loan Mortgage Corporation
Series K-712, Class X1
1.360%, 11/25/2019 ^ (b)	1,123,928	33,656
Series K-026, Class X1
1.032%, 11/25/2022 ^ (b)	9,659,738	470,045
Series K-027, Class X1
0.821%, 01/25/2023 ^ (b)	9,661,711	378,539
Federal Home Loan Mortgage Corporation Pool
6.000%, 08/01/2022, #J05364	143,932	152,368
5.000%, 01/01/2024, #C90779	121,454	132,228
2.500%, 08/01/2032, #C91531	236,642	231,219
3.000%, 10/01/2032, #D99625	150,250	153,349
4.000%, 10/01/2040, #G06061	278,099	293,973
4.000%, 08/01/2042, #Q10153	314,834	333,922
Federal National Mortgage Association
Series 2013-M4, Class X1
3.914%, 02/25/2018 ^ (b)	235,200	4,541
Series 2012-M8, Class X1
2.108%, 12/25/2019 ^ (b)	1,082,359	30,188
Series 2012-M3, Class X1
0.318%, 01/25/2022 ^ (b)	3,086,776	39,631
Series 2012-M2, Class X
0.770%, 02/25/2022 ^ (b)	1,265,517	37,757
Series 2012-34, Class PC
5.500%, 01/25/2032	83,023	91,776
Series 2012-90, Class DA
1.500%, 03/25/2042	76,100	73,560
Federal National Mortgage Association Pool
4.066%, 07/01/2020, #465491	279,812	297,770
2.500%, 06/01/2023, #AB9602	208,510	213,166
5.170%, 06/01/2028, #468516	232,137	259,755
4.500%, 06/01/2034, #MA1976	272,601	295,025
6.500%, 12/01/2036, #888112	54,021	63,996
4.500%, 04/01/2039, #930922	259,990	280,813
4.500%, 04/01/2041, #AH9719	187,837	202,565
4.000%, 03/01/2045, #AY6502	458,662	482,636
Government National Mortgage Association
Series 2008-51, Class AY
5.500%, 06/16/2023	325,152	347,434
Series 2013-144, Class UI
4.500%, 10/16/2028 (b)	878,527	80,455
Series 2011-27, Class B
3.000%, 09/16/2034	150,000	150,870
Series 2012-109, Class AB
1.388%, 09/16/2044	64,070	62,378

Government National Mortgage Association Pool
4.500%, 11/20/2033, #003470	139,367	150,127
Total U.S. Government Agency Mortgage-Backed Securities
(Cost $5,435,754)		5,677,066

U.S. TREASURY SECURITY - 1.4%
U.S. Treasury Note
1.750%, 11/30/2021
(Cost $1,479,064)	1,500,000	1,489,014

INVESTMENT COMPANY - 1.0%
Nuveen Quality Municipal Income Fund
Total Investment Company
(Cost $1,044,272)	75,740	1,057,330

EXCHANGE TRADED FUND - 0.5%
iShares MBS Bond Fund
Total Exchange Traded Fund
(Cost $501,736)	4,610	490,227

SHORT-TERM INVESTMENT - 2.0%	Shares
First American Government Obligations Fund - Class Z, 0.44% (c)
Total Short-Term Investment
(Cost $2,062,327)	2,062,327	2,062,327

Total Investments - 99.4%
(Cost $104,611,564)		103,928,295
Other Assets and Liabilities, Net - 0.6%		659,799
Total Net Assets - 100.0%		$104,588,094

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities are deemed to be liquid by the Adviser.  As of December 31, 2016 the value of these investments were $5,127,978, or 4.9% of total net assets.

^	Variable rate security - The rate shown is the rate in effect as of December 31, 2016.
(b)	Interest only security.
(c)	The rate shown is the annualized seven-day effective yield as of December 31, 2016.
AGC - Assured Guaranty Corporation
AGM - Assured Guaranty
AMBAC - American Municipal Bond Assurance Corporation
BAM - Build America Mutual Assurance Company
BHAC - Berkshire Hathaway Assurance Corporation
FGIC - Federal Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
GTY - Guaranty Agreement
LOC - Letter of Credit
NATL - National Public Finance Guarantee Corporation
QSBLF - School Bond Qualification Program
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2016, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$54,017,369	$-	$54,017,369
Municipal Bonds	-	28,833,742	-	28,833,742
Commercial Mortgage-Backed Securities	-	10,301,220	-	10,301,220
U.S. Government & Agency Mortgage-Backed Securities	-	5,677,066	-	5,677,066
U.S. Treasury Security	-	1,489,014	-	1,489,014
Investment Company	1,057,330	-	-	1,057,330
Exchange Traded Fund	490,227	-	-	490,227
Short-Term Investment	2,062,327	-	-	2,062,327
Total Investments	$3,609,884	$100,318,411	$-	$103,928,295

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2016, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Disciplined Equity Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 98.9%
Consumer Discretionary - 9.5%
Amazon.com, Inc. *	1,000	$749,870
General Motors Co.	4,900	170,716
Home Depot, Inc.	10,000	1,340,800
Las Vegas Sands Corp.	6,900	368,529
Mattel, Inc.	5,300	146,015
Netflix, Inc. *	4,500	557,100
Nike, Inc. - Class B	5,700	289,731
Omnicom Group, Inc.	12,000	1,021,320
TJX Companies, Inc.	2,000	150,260
Yum! Brands, Inc.	2,900	183,657
		4,977,998
Consumer Staples - 9.0%
Colgate-Palmolive Co.	2,800	183,232
Costco Wholesale Corp.	1,500	240,165
Kimberly-Clark Corp.	3,000	342,360
Kroger Co.	31,600	1,090,516
PepsiCo, Inc.	15,700	1,642,691
Procter & Gamble Co.	9,300	781,944
Sysco Corp.	8,400	465,108
		4,746,016
Energy - 12.2%
Baker Hughes, Inc.	15,300	994,041
Exxon Mobil Corp.	15,000	1,353,900
Hess Corp.	9,000	560,610
Marathon Oil Corp.	36,700	635,277
Noble Energy, Inc.	3,200	121,792
ONEOK, Inc.	16,600	953,006
Phillips 66	4,000	345,640
Schlumberger Ltd.	11,400	957,030
Spectra Energy Corp.	12,300	505,407
		6,426,703
Financials - 18.8%
American International Group, Inc.	2,800	182,868
Ameriprise Financial, Inc.	3,900	432,666
Bank of America Corp.	49,900	1,102,790
Citigroup, Inc.	21,500	1,277,745
Citizens Financial Group, Inc.	6,100	217,343
CME Group, Inc.	8,500	980,475
Goldman Sachs Group, Inc.	1,000	239,450
Leucadia National Corp.	31,200	725,400
MetLife, Inc.	17,600	948,464
State Street Corp.	3,900	303,108
SunTrust Banks, Inc.	3,800	208,430
T. Rowe Price Group, Inc.	1,600	120,416
Torchmark Corp.	6,900	508,944
Travelers Companies, Inc.	9,000	1,101,780
Wells Fargo & Co.	27,300	1,504,503
		9,854,382

Health Care - 12.5%
Becton, Dickinson and Co.	4,000	662,200
Bristol-Myers Squibb Co.	2,800	163,632
Danaher Corp.	16,800	1,307,712
Eli Lilly & Co.	1,500	110,325
Johnson & Johnson	17,000	1,958,570
Pfizer, Inc.	41,100	1,334,928
Stryker Corp.	2,300	275,563
UnitedHealth Group, Inc.	2,800	448,112
Varian Medical Systems, Inc. *	1,500	134,670
Zimmer Biomet Holdings, Inc.	1,600	165,120
		6,560,832
Industrials - 11.9%
3M Co.	6,800	1,214,276
American Airlines Group, Inc.	3,700	172,753
Arconic, Inc.	6,933	128,538
Boeing Co.	3,600	560,448
Caterpillar, Inc.	3,100	287,494
CSX Corp.	5,100	183,243
Eaton Corp. plc	2,700	181,143
Emerson Electric Co.	6,700	373,525
Expeditors International of Washington, Inc.	3,300	174,768
Raytheon Co.	2,800	397,600
Rockwell Collins, Inc.	4,100	380,316
Union Pacific Corp.	6,400	663,552
United Parcel Service, Inc. - Class B	9,300	1,066,152
Waste Management, Inc.	6,300	446,733
		6,230,541
Information Technology - 17.7%
Alphabet, Inc. - Class A *	1,000	792,450
Alphabet, Inc. - Class C *	1,550	1,196,321
Apple, Inc.	6,900	799,158
Broadcom Ltd.	2,400	424,248
Cisco Systems, Inc.	45,000	1,359,900
Fidelity National Information Services, Inc.	1,900	143,716
Fiserv, Inc. *	2,750	292,270
Intel Corp.	48,593	1,762,470
Microsoft Corp.	37,922	2,356,473
Xilinx, Inc.	2,600	156,962
		9,283,966
Materials - 5.9%
Air Products & Chemicals, Inc.	5,800	834,156
Ball Corp.	15,800	1,186,106
Dow Chemical Co.	3,000	171,660
Eastman Chemical Co.	2,400	180,504
Ecolab, Inc.	1,600	187,552
Nucor Corp.	4,400	261,888
Praxair, Inc.	2,200	257,818
		3,079,684

Real Estate - 1.4%
Public Storage - REIT	1,100	245,850
UDR, Inc. - REIT	7,900	288,192
Vornado Realty Trust - REIT	2,200	229,614
		763,656
Total Common Stocks
(Cost $47,256,402)		51,923,779

CONTINGENT VALUE RIGHTS - 0.0%
Safeway Casa Ley * (a)	12,910	13,102
Safeway PDC, LLC * (a)	12,910	630
Total Contingent Value Rights
(Cost $0)		13,732

SHORT-TERM INVESTMENT - 1.0%
First American Government Obligations - Class Z, 0.44% ^
Total Short-Term Investment
(Cost $539,461)	539,461	539,461

Total Investments - 99.9%
(Cost $47,795,863)		52,476,972
Other Assets and Liabilities, Net - 0.1%		25,278
Total Net Assets - 100.0%		$52,502,250

* Non-income producing security.
(a) Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of December 31, 2016, the fair value of these investments was $13,732 or 0.0% of total net assets.  Information concerning the illquid security is as follows:

Security	Shares	Dates Acquired	Cost Basis
Safeway Casa Ley	12,910	1/15	$0
Safeway PDC, LLC	12,910	1/15	$0

^ The rate shown is the annualized seven-day effective yield as of December 31, 2016.
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2016, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$51,923,779	$-	$-	$51,923,779
Contingent Value Rights	-	-	13,732	13,732
Short-Term Investment	539,461	-	-	539,461
Total Investments	$52,463,240	$-	$13,732	$52,476,972

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2016, the Fund recognized no transfers between levels. The Fund did hold Level 3 investments during and at the end of the period, but they are deemed immaterial and do not require disclosure of valuation techniques and inputs used.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of 3/31/2016	$13,732
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers in and/or out of Level 3	-
Balance as of 12/31/2016	$13,732
Net change in unrealized appreciation of Level 3 assets as of December 31, 2016	$-

Great Lakes Disciplined International Smaller Company Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 96.9%
Australia - 1.4%
Bank of Queensland Ltd.	1,378	$11,777
Brickworks Ltd.	1,799	17,621
		29,398
Belgium - 3.5%
Barco NV	456	38,393
Telenet Group Holding NV *	668	37,025
		75,418
Brazil - 2.1%
Centrais Eletricas Brasileiras SA *	2,388	16,709
Cia de Saneamento Basico do Estado de Sao Paulo	1,537	13,566
Embraer SA	2,991	14,676
		44,951
Canada - 5.2%
Cominar - REIT	1,151	12,619
Eldorado Gold Corp. *	6,457	20,775
Granite Real Estate Investment Trust - REIT	943	31,486
Manitoba Telecom Services, Inc.	792	22,392
Quebecor, Inc. - Class B	896	24,905
		112,177
China - 1.2%
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - Class H	2,028	5,228
Tsingtao Brewery Co., Ltd. - Class H	1,581	5,955
Yantai Changyu Pioneer Wine Co., Ltd. - Class B	5,700	15,239
		26,422
Denmark - 1.3%
William Demant Holding *	1,600	27,791

France - 6.0%
BioMerieux	209	31,195
SCOR SE	936	32,302
Societe BIC	236	32,067
Wendel SA	267	32,129
		127,693
Germany - 2.3%
Aurubis AG	438	25,208
Krones AG	262	23,930
		49,138
Hong Kong - 3.4%
ASM Pacific Technology Ltd.	1,032	10,914
Great Eagle Holdings Ltd.	2,687	12,781
Hopewell Holdings Ltd.	5,597	19,278
Television Broadcasts Ltd.	8,772	28,801
		71,774
Hungary - 1.8%
MOL Hungarian Oil & Gas plc	539	37,795

Ireland - 1.5%
Greencore Group plc	10,882	33,002

Italy - 4.9%
Autogrill SpA	2,010	18,137
Brembo	105	6,352
Geox SpA	13,497	31,399
Mediaset SpA	11,222	48,333
		104,221
Japan - 17.8%
IBIDEN Co., Ltd.	1,110	14,887
Isetan Mitsukoshi Holdings Ltd.	549	5,911
Iwatani Corp.	895	4,750
MEITEC Corp.	870	33,235
Miraca Holdings, Inc.	239	10,689
Mitsui O.S.K. Lines, Ltd.	12,090	33,369
Musashino Bank, Ltd.	1,057	30,405
NHK Spring Co., Ltd.	3,030	28,817
ORIX JREIT, Inc. - REIT	10	15,781
OSG Corp.	843	16,552
Rohm Co. Ltd.	773	44,349
SBI Holdings, Inc.	2,810	35,704
Sotetsu Holdings, Inc.	1,099	5,417
TonenGeneral Sekiyu	3,280	34,539
Yamaguchi Financial Group, Inc.	2,570	27,980
YASKAWA Electric Corp.	2,584	40,065
		382,450
Luxembourg - 2.2%
Subsea 7 *	3,758	47,461

Mexico - 2.8%
Grupo Aeroportuario del Sureste	2,070	29,798
Industrias Bachoco SAB de CV	7,251	29,662
		59,460
New Zealand - 2.0%
Contact Energy Ltd.	8,213	26,559
Vector Ltd.	7,526	16,924
		43,483
Poland - 2.0%
Grupa Lotos SA *	3,379	30,846
KGHM Polska Miedz SA	522	11,479
		42,325
Singapore - 1.6%
Venture Corp. Ltd.	5,039	34,321

South Africa - 5.0%
Investec Ltd.	1,508	9,893
Kumba Iron Ore Ltd. *	3,569	41,055
Massmart Holdings Ltd.	3,320	30,498
RMB Holdings Ltd.	5,401	26,105
		107,551

South Korea - 6.9%
CJ O Shopping Co., Ltd.	212	28,509
Hyundai Engineering & Construction Co., Ltd.	656	23,206
Kangwon Land, Inc.	356	10,534
KCC Corp.	81	24,073
Lotte Shopping Co., Ltd.	161	29,529
Woori Bank	3,140	33,092
		148,943
Spain - 4.6%
Distribuidora Internacional de Alimentacion SA	6,578	32,263
Mediaset Espana Comunicacion	2,655	31,100
Tecnicas Reunidas SA	885	36,194
		99,557
Sweden - 3.5%
Getinge AB - Class B	1,820	29,162
Latour Investment AB - Class B	797	29,869
NCC AB	372	9,090
Peab AB	1,004	7,946
		76,067
Switzerland - 1.9%
Banque Cantonale Vaudoise	10	6,331
Straumann Holding AG	89	34,680
		41,011
Taiwan - 1.3%
Simplo Technology Co., Ltd.	10,000	28,760

United Kingdom - 10.7%
AA plc	3,196	10,918
Berkeley Group Holdings plc	927	32,046
Britvic plc	4,596	32,091
Derwent London plc - REIT	550	18,748
Great Portland Estates plc - REIT	2,410	19,798
Intertek Group plc	136	5,829
Mitchells & Butlers plc	10,959	33,886
St. James's Place plc	970	12,100
Travis Perkins plc	967	17,286
Vedanta Resources plc	4,425	47,485
		230,187
Total Common Stocks
(Cost $1,987,444)		2,081,356

SHORT-TERM INVESTMENT - 3.8%
First American Government Obligations - Class Z, 0.44% ^
Total Short-Term Investment
(Cost $82,173)	82,173	82,173

Total Investments - 100.7%
(Cost $2,069,617)		2,163,529
Other Assets and Liabilities, Net - (0.7)%		(15,547)
Total Net Assets - 100.0%		$2,147,982

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of December 31, 2016.
REIT - Real Estate Investment Trust

At December 31, 2016, the sector diversification for the Fund was as follows:
% of
Sector	Net Assets
Consumer Discretionary	18.9%
Industrials	14.0%
Financials	13.4%
Information Technology	9.9%
Energy	8.7%
Consumer Staples	8.3%
Materials	7.6%
Health Care	6.5%
Real Estate	5.2%
Utilities	3.4%
Telecommunication Services	1.0%
Short-Term Investment	3.8%
Other Assets and Liabilities, Net	(0.7)%
Total	100.0%

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2016, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$267,420	$1,813,936	$-	$2,081,356
Short-Term Investment	82,173	-	-	82,173
Total Investments	$349,593	$1,813,936	$-	$2,163,529

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2016, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Great Lakes Large Cap Value Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 97.3%
Consumer Discretionary - 5.8%
BorgWarner, Inc.	13,976	$551,213
Harley-Davidson, Inc.	20,044	1,169,367
Target Corp.	17,929	1,295,012
		3,015,592
Consumer Staples - 9.8%
Altria Group, Inc.	5,849	395,509
CVS Health Corp.	20,951	1,653,243
Mondelez International, Inc.	16,303	722,712
PepsiCo, Inc.	9,160	958,411
Philip Morris International, Inc.	14,850	1,358,627
		5,088,502
Energy - 14.0%
Chevron Corp.	9,556	1,124,741
ConocoPhillips	23,508	1,178,691
National Oilwell Varco, Inc.	14,597	546,512
Phillips 66	12,613	1,089,889
Royal Dutch Shell - ADR	23,949	1,302,347
Schlumberger Ltd.	12,881	1,081,360
Spectra Energy Corp.	23,589	969,272
		7,292,812
Financials - 22.0%
American Express Co.	14,513	1,075,123
Ameriprise Financial, Inc.	12,834	1,423,804
Bank of America Corp.	45,267	1,000,401
Berkshire Hathaway, Inc. - Class B *	10,220	1,665,656
Chubb Ltd.	12,245	1,617,809
Citigroup, Inc.	23,424	1,392,088
MetLife, Inc.	16,778	904,166
Prudential Financial, Inc.	10,443	1,086,699
Wells Fargo & Co.	23,827	1,313,106
		11,478,852
Health Care - 14.9%
Abbott Laboratories	25,739	988,635
AbbVie, Inc.	22,070	1,382,023
Aetna, Inc.	10,570	1,310,786
Amgen, Inc.	8,599	1,257,260
Cigna Corp.	7,359	981,617
McKesson Corp.	4,113	577,671
Merck & Co., Inc.	21,567	1,269,649
		7,767,641

Industrials - 13.1%
3M Co.	2,750	491,067
Eaton Corp. plc	14,701	986,290
Emerson Electric Co.	13,364	745,043
General Electric Co.	47,152	1,490,003
Honeywell International, Inc.	4,210	487,728
Lockheed Martin Corp.	4,055	1,013,507
Norfolk Southern Corp.	5,422	585,956
Parker-Hannifin Corp.	7,313	1,023,820
		6,823,414
Information Technology - 14.0%
Accenture plc - Class A	5,158	604,157
Apple, Inc.	14,311	1,657,500
Intel Corp.	28,164	1,021,508
Microsoft Corp.	23,704	1,472,967
Oracle Corp.	39,141	1,504,971
QUALCOMM, Inc.	16,254	1,059,761
		7,320,864
Materials - 1.1%
Dow Chemical Co.	9,765	558,753

Utilities - 2.6%
Duke Energy Corp.	9,179	712,474
Public Service Enterprise Group, Inc.	15,118	663,378
		1,375,852
Total Common Stocks
(Cost $43,786,653)		50,722,282

SHORT-TERM INVESTMENT - 2.0%
First American Government Obligations Fund - Class Z, 0.44% ^
Total Short-Term Investment
(Cost $1,046,186)	1,046,186	1,046,186

Total Investments - 99.3%
(Cost $44,832,839)		51,768,468
Other Assets and Liabilities, Net - 0.7%		362,392
Total Net Assets - 100.0%		$52,130,860

* Non-income producing security.
^ The rate shown is the annualized seven-day effective yield as of December 31, 2016.
ADR - American Depositary Receipt

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2016, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$50,722,282	$-	$-	$50,722,282
Short-Term Investment	1,046,186		-	1,046,186
Total Investments	$51,768,468	$-	$-	$51,768,468

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2016, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

Great Lakes Small Cap Opportunity Fund
Schedule of Investments
December 31, 2016 (Unaudited)

Description	Shares	Value
COMMON STOCKS - 93.4%
Consumer Discretionary - 22.0%
DeVry Education Group, Inc.	27,245	$850,044
Gentex Corp.	119,145	2,345,965
Harman International Industries, Inc.	13,675	1,520,113
John Wiley & Sons, Inc. - Class A	38,391	2,092,309
Kate Spade & Co. *	55,107	1,028,848
La Quinta Holdings, Inc. *	185,532	2,636,410
Live Nation Entertainment, Inc. *	42,496	1,130,394
Office Depot, Inc.	349,227	1,578,506
Ralph Lauren Corp.	9,510	858,943
Staples, Inc.	205,717	1,861,739
Tupperware Brands Corp.	29,883	1,572,443
Zumiez, Inc. *	57,206	1,249,951
		18,725,665
Energy - 2.9%
World Fuel Services Corp.	53,726	2,466,561

Financials - 18.6%
Aspen Insurance Holdings Ltd.	73,094	4,020,170
Atlas Financial Holdings, Inc. *	44,261	798,911
Banco Latinoamericano de Comercio Exterior SA	58,963	1,735,871
Berkshire Hills Bancorp, Inc.	62,454	2,301,430
Horace Mann Educators Corp.	42,062	1,800,253
Investors Bancorp, Inc.	169,586	2,365,725
Triumph Bancorp, Inc. *	40,785	1,066,528
United Fire Group, Inc.	36,274	1,783,592
		15,872,480
Health Care - 7.1%
Bio-Rad Laboratories, Inc. - Class A *	9,741	1,775,590
Luminex Corp. *	148,749	3,009,192
MEDNAX, Inc. *	18,662	1,244,009
		6,028,791
Industrials - 20.1%
Actuant Corp. - Class A	96,481	2,503,682
Armstrong Flooring, Inc. *	65,112	1,296,380
EnerSys	10,557	824,502
Flowserve Corp.	27,407	1,316,906
Kirby Corp. *	14,223	945,829
Lindsay Corp.	34,254	2,555,691
Thermon Group Holdings, Inc. *	118,200	2,256,438
UniFirst Corp.	8,927	1,282,364
Werner Enterprises, Inc.	64,588	1,740,647
WESCO International, Inc. *	35,686	2,374,903
		17,097,342

Information Technology - 18.4%
ADTRAN, Inc.	112,165	2,506,888
Benchmark Electronics, Inc. *	30,761	938,210
ScanSource, Inc. *	41,043	1,656,085
Synaptics, Inc. *	15,290	819,238
Teradata Corp. *	64,889	1,763,034
VASCO Data Security International, Inc. *	137,115	1,871,620
ViaSat, Inc. *	52,363	3,467,478
WNS Holdings Ltd. - ADR *	65,767	1,811,881
XO Group, Inc. *	46,057	895,809
		15,730,243
Materials - 0.8%
Intrepid Potash, Inc. *	337,754	702,528

Real Estate - 3.5%
Jones Lang LaSalle, Inc.	29,327	2,963,200
Total Common Stocks
(Cost $73,331,929)		79,586,810

SHORT-TERM INVESTMENT - 6.6%
First American Government Obligations Fund - Class Z, 0.44% ^
Total Short-Term Investment
(Cost $5,602,907)	5,602,907	5,602,907

Total Investments - 100.0%
(Cost $78,934,836)		85,189,717
Other Assets and Liabilities, Net - 0.0%		(1,412)
Total Net Assets - 100.0%		$85,188,305

* Non-income producing security.
^ Variable rate security - The rate shown is the annualized seven-day effective yield as of December 31, 2016.
ADR - American Depositary Receipt

Summary of Fair Value Exposure
Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of December 31, 2016, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$79,586,810	$-	$-	$79,586,810
Short-Term Investment	5,602,907		-	5,602,907
Total Investments	$85,189,717	$-	$-	$85,189,717

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2016, the Fund recognized no transfers between levels.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

	Great Lakes Bond Fund	Great Lakes Large Cap Value Fund
Cost of investments	$104,611,564	$44,832,839

Gross unrealized appreciation	960,849	7,334,133
Gross unrealized depreciation	(1,644,118)	(398,504)
Net unrealized appreciation (depreciation)	$(683,269)	$6,935,629

	Great Lakes Disciplined Equity Fund	Great Lakes Small Cap Opportunity Fund
Cost of investments	$47,795,863	$78,934,836

Gross unrealized appreciation	5,239,555	9,617,789
Gross unrealized depreciation	(558,446)	(3,362,908)
Net unrealized appreciation	$4,681,109	$6,254,881

Great Lakes Disciplined International Smaller Company Fund
Cost of investments	$2,069,617

Gross unrealized appreciation	189,625
Gross unrealized depreciation	(95,713)
Net unrealized appreciation	$93,912

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
           James R. Arnold, President

Date   February 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date    February 16, 2017

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date    February 16, 2017

* Print the name and title of each signing officer under his or her signature.